Document and Entity Information	0 Months Ended
Sep. 17, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 17, 2013
Registrant Name	MORGAN STANLEY US GOVERNMENT SECURITIES TRUST
Central Index Key	0000730044
Amendment Flag	false
Document Creation Date	Sep. 17, 2013
Document Effective Date	Sep. 17, 2013
Prospectus Date	Apr. 30, 2013
Morgan Stanley US Government Securities Trust | A
Risk/Return:
Trading Symbol	USGAX
Morgan Stanley US Government Securities Trust | B
Risk/Return:
Trading Symbol	USGBX
Morgan Stanley US Government Securities Trust | L
Risk/Return:
Trading Symbol	USGCX
Morgan Stanley US Government Securities Trust | I
Risk/Return:
Trading Symbol	USGDX